Convertible Notes Payable (Details Narrative)	3 Months Ended			12 Months Ended
	Mar. 31, 2023 USD ($)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Mar. 07, 2023 USD ($)	Feb. 28, 2023 USD ($)	Feb. 28, 2023 GBP (£)	Dec. 31, 2022 GBP (£)	Nov. 16, 2022 USD ($)	Nov. 16, 2022 GBP (£)	Nov. 01, 2022 USD ($)	Nov. 01, 2022 GBP (£)	Oct. 06, 2022 USD ($)	Oct. 06, 2022 GBP (£)	Aug. 26, 2022 USD ($)	Aug. 26, 2022 GBP (£)	Nov. 04, 2021 USD ($)	Jun. 12, 2021 USD ($)	Jun. 12, 2021 GBP (£)	Jun. 11, 2021 USD ($)	Jun. 11, 2021 GBP (£)	May 27, 2021 USD ($)	May 27, 2021 GBP (£)
Principal amount						$ 1,500,000												$ 300,000
Conduit Pharmaceuticals Ltd [Member]
Principal amount												$ 3,300,000	£ 3,000,000.0										$ 1,400,000	£ 1,000,000.0
Interest rate												5.00%	5.00%										5.00%	5.00%
Convertible notes payable	$ 3,620,000			$ 1,835,000										$ 67,000	£ 50,000	$ 500,000	£ 400,000
Convertible loan notes issued														1,300,000	950,000
Convertible loan notes outstanding														1,300,000	950,000
Change in fair value of convertible notes payable	280,000	$ 1,000
Conduit Pharmaceuticals Ltd [Member] | Convertible Promissory Notes Payable [Member]
Principal amount	$ 800,000
Interest rate	20.00%
Conduit Pharmaceuticals Ltd [Member] | Other Income [Member]
Change in fair value of convertible notes payable	$ 300,000
Conduit Pharmaceuticals Ltd [Member] | Nonrelated Party [Member]
Principal amount							$ 900,000	£ 800,000
Conduit Pharmaceuticals Ltd [Member] | Chief Executive Officer [Member] | Related Party [Member]
Principal amount							500,000	400,000
Conduit Pharmaceuticals Ltd [Member] | 2022 Convertible Loan Note Instrument [Member] | Chief Executive Officer [Member]
Convertible notes payable							500,000	400,000		$ 400,000	£ 300,000
Conduit Pharmaceuticals Limited [Member]
Principal amount												$ 3,300,000	£ 3,000,000.0										$ 1,400,000	£ 1,000,000.0
Interest rate												5.00%	5.00%										5.00%	5.00%
Convertible notes payable				1,835,000	$ 749,000					$ 400,000	£ 300,000
Convertible loan notes issued				1,100,000					£ 950,000
Convertible loan notes outstanding				1,100,000					950,000
Change in fair value of convertible notes payable			$ 73,000	265,000	$ 73,000
Conversion price interest rate												20.00%	20.00%										20.00%	20.00%
Issuance of convertible notes				$ 67,000					£ 50,000
Conduit Pharmaceuticals Limited [Member] | Investor One [Member]
Convertible notes payable														67,000	50,000	500,000	400,000				$ 300,000	£ 250,000
Conduit Pharmaceuticals Limited [Member] | Investor Two [Member]
Convertible notes payable														$ 67,000	£ 50,000	$ 500,000	£ 400,000		$ 300,000	£ 250,000
Conduit Pharmaceuticals Limited [Member] | 2022 Convertible Loan Note Instrument [Member] | Chief Executive Officer [Member]
Convertible notes payable							$ 500,000	£ 400,000